UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

As of February 28, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
Pennsylvania (100.5%)
	Allegheny County PA GO VRDO	0.640%	3/7/17 LOC	3,500	3,500
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie
	Mellon University) VRDO	0.570%	3/1/17	80,720	80,720
	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Jefferson Regional Medical Center) VRDO	0.650%	3/7/17 LOC	5,580	5,580
	Allegheny County PA Hospital Development
	Authority Revenue (Concordia Lutheran)
	VRDO	0.640%	3/7/17 LOC	40,250	40,250
	Allegheny County PA Hospital Development
	Authority Revenue (Jefferson Regional
	Medical Center) VRDO	0.650%	3/7/17 LOC	22,000	22,000
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	0.840%	3/1/17 LOC	20,000	20,000
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.620%	3/1/17 LOC	19,500	19,500
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.620%	3/1/17 LOC	2,000	2,000
	Allegheny County PA Industrial Development
	Authority Revenue (Western Pennsylvania
	School for Blind Children) VRDO	0.640%	3/7/17	10,300	10,300
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.630%	3/7/17 LOC	27,995	27,995
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.640%	3/7/17 LOC	11,665	11,665
	Butler County PA General Authority Revenue
	(Erie School District Project) VRDO	0.650%	3/7/17 LOC	12,340	12,340
	Butler County PA General Authority Revenue
	(North Allegheny School District Project)
	VRDO	0.640%	3/7/17	25,810	25,810
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	0.640%	3/7/17 LOC	11,110	11,110
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	0.640%	3/7/17 LOC	7,345	7,345
	Chambersburg PA Authority Revenue (Wilson
	College Project) VRDO	0.670%	3/7/17 LOC	9,000	9,000
	Chester County PA GO	5.000%	7/15/17 (Prere.)	4,345	4,418
	Delaware County PA Industrial Development
	Authority Airport Facilities Revenue (United
	Parcel Service Inc.) VRDO	0.570%	3/1/17	45,690	45,690
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	0.680%	3/7/17	2,100	2,100

Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.680%	3/7/17	12,000	12,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.680%	3/7/17	13,500	13,500
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/17 (Prere.)	1,425	1,445
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.630%	3/7/17 LOC	15,965	15,965
East Stroudsburg PA Area School District GO	7.750%	9/1/17 (Prere.)	4,040	4,176
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	900	900
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	15,200	15,200
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	2,800	2,800
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	6,800	6,800
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	5,700	5,700
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	18,600	18,600
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	12,000	12,000
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	4,300	4,300
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17 LOC	6,500	6,500
Emmaus PA General Authority Revenue VRDO	0.650%	3/7/17 LOC	36,485	36,485
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.670%	3/7/17	2,785	2,785
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.670%	3/7/17	5,230	5,230
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.670%	3/7/17	5,000	5,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.550%	3/1/17	50,000	50,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.570%	3/1/17	11,390	11,390
Haverford Township PA School District GO
VRDO	0.640%	3/7/17 LOC	11,735	11,735
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.570%	3/1/17 LOC	11,625	11,625
2 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.670%	3/7/17 (Prere.)	3,410	3,410
2 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.670%	3/7/17 (Prere.)	6,765	6,765
2 Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System) TOB VRDO	0.680%	3/7/17	3,750	3,750
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	6,930	7,071
Lower Merion PA School District GO VRDO	0.630%	3/7/17 LOC	35,595	35,595
Lower Merion PA School District GO VRDO	0.630%	3/7/17 LOC	25,840	25,840
Montgomery County PA GO VRDO	0.560%	3/1/17	28,480	28,480

Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.620%	3/7/17 LOC	2,415	2,415
Montgomery County PA Redevelopment
Authority Revenue (Forge Gate Apartments
Project) VRDO	0.640%	3/7/17 LOC	9,765	9,765
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.650%	3/7/17	5,500	5,500
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.650%	3/7/17	5,090	5,090
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.650%	3/7/17	21,290	21,290
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.600%	3/7/17	8,855	8,855
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.610%	3/7/17	14,805	14,805
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.610%	3/7/17	7,275	7,275
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.670%	3/7/17 LOC	12,000	12,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/17	7,605	7,711
2 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.670%	3/7/17 (13)	9,900	9,900
Pennsylvania GO	4.250%	3/1/17 (Prere.)	6,000	6,000
Pennsylvania GO	5.000%	3/1/17	16,540	16,540
Pennsylvania GO	5.000%	3/1/17 (Prere.)	10,000	10,000
Pennsylvania GO	5.000%	3/1/17 (Prere.)	1,000	1,000
Pennsylvania GO	5.000%	3/15/17	1,330	1,332
Pennsylvania GO	5.000%	5/1/17	14,000	14,098
Pennsylvania GO	5.000%	6/1/17	1,100	1,111
Pennsylvania GO	5.000%	8/1/17 (Prere.)	9,290	9,454
Pennsylvania GO	5.000%	8/15/17	2,275	2,318
2 Pennsylvania GO TOB VRDO	0.670%	3/7/17	5,000	5,000
2 Pennsylvania GO TOB VRDO	0.680%	3/7/17	10,400	10,400
2 Pennsylvania GO TOB VRDO	0.680%	3/7/17	2,000	2,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.620%	3/7/17 LOC	25,070	25,070
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.630%	3/7/17 LOC	12,635	12,635
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.640%	3/7/17 LOC	25,525	25,525
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.630%	3/7/17 LOC	15,750	15,750
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.660%	3/7/17 LOC	4,100	4,100

2 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.670%	3/7/17	6,665	6,665
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.670%	3/7/17	5,865	5,865
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.710%	3/7/17	4,095	4,095
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.600%	3/7/17 LOC	69,695	69,695
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.670%	3/7/17	6,835	6,835
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.670%	3/7/17	15,300	15,300
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.670%	3/7/17	3,270	3,270
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.700%	3/7/17	2,240	2,240
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.670%	3/7/17	20,800	20,800
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.670%	3/7/17	4,700	4,700
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.680%	3/7/17	6,200	6,200
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.680%	3/7/17	16,730	16,730
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.680%	3/7/17	3,370	3,370
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.700%	3/7/17	6,530	6,530
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.700%	3/7/17	24,910	24,910
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.700%	3/7/17	20,600	20,600
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.700%	3/7/17	16,075	16,075
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.700%	3/7/17	970	970
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.760%	3/6/17	5,013	5,013
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/17	1,500	1,518
2 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.670%	3/7/17	6,315	6,315
Pennsylvania State University Revenue PUT	0.660%	6/1/17	42,000	42,000
2 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.670%	3/7/17 (Prere.)	10,500	10,500
Philadelphia Airport CP	0.830%	3/8/17 LOC	3,000	3,000
Philadelphia Airport CP	0.820%	4/5/17 LOC	6,000	6,000
Philadelphia Airport CP	0.820%	6/15/17 LOC	12,000	12,000
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	0.630%	3/7/17 LOC	9,975	9,975

Philadelphia PA Airport Revenue VRDO	0.650%	3/7/17 LOC	31,555	31,555
Philadelphia PA Airport Revenue VRDO	0.670%	3/7/17 LOC	19,190	19,190
2 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.670%	3/7/17	7,500	7,500
2 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.670%	3/7/17	3,750	3,750
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/17	5,910	5,931
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	11,000	11,267
Philadelphia PA Gas Works Revenue CP	0.800%	4/4/17 LOC	21,500	21,500
Philadelphia PA Gas Works Revenue VRDO	0.620%	3/7/17 LOC	5,545	5,545
Philadelphia PA Gas Works Revenue VRDO	0.630%	3/7/17 LOC	18,000	18,000
Philadelphia PA Gas Works Revenue VRDO	0.640%	3/7/17 LOC	24,225	24,225
Philadelphia PA Gas Works Revenue VRDO	0.640%	3/7/17 LOC	3,690	3,690
2 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.670%	3/7/17	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.560%	3/1/17	58,400	58,400
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.560%	3/1/17	3,300	3,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.560%	3/1/17	3,500	3,500
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.630%	3/7/17 LOC	40,050	40,050
Philadelphia PA TRAN	2.000%	6/30/17	14,455	14,505
Philadelphia PA Water & Waste Water Revenue
VRDO	0.630%	3/7/17 LOC	30,960	30,960
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.610%	3/7/17 LOC	66,400	66,400
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.640%	3/7/17 LOC	10,000	10,000
Ridley PA School District GO VRDO	0.640%	3/7/17 LOC	11,540	11,540
Somerset PA Area School District GO	5.000%	3/15/17 (Prere.)	5,000	5,008
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.670%	3/7/17	9,710	9,710
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.670%	3/7/17	10,000	10,000
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.670%	3/7/17	3,000	3,000
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.670%	3/7/17	6,670	6,670

St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.630%	3/7/17	44,200	44,200
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.640%	3/7/17	18,110	18,110
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.660%	3/7/17	2,985	2,985
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	8/15/17	25,000	25,161
University of Pittsburgh PA Revenue CP	0.700%	3/1/17	20,000	20,000
University of Pittsburgh PA Revenue CP	0.710%	3/1/17	20,000	20,000
University of Pittsburgh PA Revenue CP	0.800%	5/1/17	16,621	16,621
University of Pittsburgh PA Revenue CP	0.810%	5/1/17	10,000	10,000
University of Pittsburgh PA Revenue CP	0.810%	5/1/17	20,000	20,000
Washington County PA Hospital Authority
Revenue (University of Pennsylvania) VRDO	0.600%	3/7/17	10,495	10,495
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.570%	3/1/17 LOC	6,000	6,000
Total Tax-Exempt Municipal Bonds (Cost $1,961,913)				1,961,913
Other Assets and Liabilities-Net (-0.5%)				(9,161)
Net Assets (100%)				1,952,752

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $202,220,000, representing 10.4% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Pennsylvania Tax-Exempt Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
Pennsylvania (100.5%)
Allegheny County PA GO	5.000%	11/1/27	2,575	2,877
Allegheny County PA GO	5.000%	11/1/28	5,000	5,849
Allegheny County PA GO	5.000%	11/1/29	8,000	9,292
Allegheny County PA GO	4.000%	11/1/30	3,000	3,158
Allegheny County PA GO	5.000%	12/1/30	1,365	1,541
Allegheny County PA GO	5.250%	12/1/32	1,000	1,149
Allegheny County PA GO	5.250%	12/1/33	1,000	1,145
Allegheny County PA GO	5.000%	12/1/34	1,695	1,890
Allegheny County PA GO	5.000%	12/1/34	3,600	4,048
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,234
Allegheny County PA GO	5.000%	12/1/37	10,000	11,234
Allegheny County PA GO	5.000%	11/1/41	10,450	11,654
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,719
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	770	893
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,700	1,972
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,940	2,251
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/28	1,950	2,261
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/30	2,375	2,503
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/30	1,180	1,329
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/31	1,550	1,624
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/33	2,045	2,119
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,375	1,494
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,346
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.513%	2/1/37	3,000	2,736

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,835	11,736
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.620%	3/1/17 LOC	13,860	13,860
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.620%	3/1/17 LOC	33,700	33,700
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,642
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,516
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/27 (15)	5,300	6,202
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,876
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/30 (15)	3,400	3,918
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/35	6,000	6,697
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/40	4,250	4,697
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	3,922
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/44 (15)	6,210	6,946
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/45	4,620	5,084
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	1,180	1,274
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	267
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,020
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	15,595	16,176
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,788
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,188
Bensalem Township PA School District GO	5.250%	6/15/17 (Prere.)	3,700	3,751
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,838
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,063
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,447
Bethel Park PA School District GO	5.000%	8/1/28	2,745	3,258
Bethel Park PA School District GO	5.000%	8/1/29	2,500	2,946
Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,651
Bristol Township PA School District GO	5.250%	6/1/37	3,000	3,314
1 Bristol Township PA School District GO TOB
VRDO	1.030%	3/7/17	12,750	12,750
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,238
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,201

Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,804
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/40 (4)	1,000	1,113
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	353
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	500	572
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	553
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	605
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,856
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,511
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	4,780
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,457
Cambria County PA GO	5.000%	8/1/23 (ETM)	245	292
Cambria County PA GO	5.000%	8/1/23 (15)	1,255	1,418
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,344
Canon-McMillan PA School District GO	5.000%	12/1/41 (4)	6,230	6,978
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/27	1,530	1,752
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/28	1,605	1,830
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/30	1,135	1,278
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/40	4,000	4,408
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	8,037
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,309
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/21 (Prere.)	4,465	5,427
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/21 (Prere.)	6,930	8,651
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,924
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,455
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,257
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,271
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,060
Cheltenham Township PA School District GO	5.000%	3/15/38	4,210	4,609
Cheltenham Township PA School District GO	5.000%	2/15/40	1,675	1,860
Chester County PA GO	5.000%	11/15/31	3,000	3,424
Chester County PA GO	5.000%	11/15/31	2,350	2,679
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,944
2 Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	32,706

Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,162
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	818
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,084
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,135
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,993
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,150
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,373
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,064
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,523
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,519
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,506
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/19 (Prere.)	1,800	1,975
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	217
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,150
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	858
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	910
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,475
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,599
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,200
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,957
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,582
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	125	139

Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	12,845	14,252
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	135	148
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/30	3,745	3,904
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/31	2,190	2,271
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/32	2,000	2,059
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/34	1,275	1,426
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/35	1,000	1,110
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/36	500	553
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	2,320	2,537
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	22,668
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/35	765	875
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/42	3,750	4,245
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/46	2,350	2,652
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,775
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/45	1,500	1,661
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.570%	3/1/17	6,800	6,800
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,689
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,667
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,368
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,255
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	571
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,176

3 Delaware River PA Joint Toll Bridge
Commission Revenue	5.000%	7/1/32	3,050	3,524
3 Delaware River PA Joint Toll Bridge
Commission Revenue	5.000%	7/1/34	3,250	3,715
3 Delaware River PA Joint Toll Bridge
Commission Revenue	5.000%	7/1/36	3,500	3,971
3 Delaware River PA Joint Toll Bridge
Commission Revenue	5.000%	7/1/42	18,930	21,321
3 Delaware River PA Joint Toll Bridge
Commission Revenue	5.000%	7/1/47	16,500	18,503
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,671
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,563
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	2,983
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,298
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,093
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	3,918
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	3,871
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,874
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,178
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	10,969
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	179
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	7,685	9,142
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	5,410	6,592
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,061
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,792
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,256
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,073
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	925
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	8,000	8,402
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	879
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,352
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,047
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,302
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,385

East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	3,874
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,698
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,264
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	285
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	283
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,534
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/32	1,325	1,430
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/33	1,395	1,499
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,388
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	18,507
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.125%	6/1/34	5,000	5,294
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/39	20,735	22,026
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,484
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.550%	3/1/17	100	100
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.570%	3/1/17	12,300	12,300
Hampden Township PA GO	5.000%	11/15/20 (Prere.)	180	204
Hampden Township PA GO	5.000%	5/15/31	880	978
Haverford Township PA School District GO
VRDO	0.640%	3/7/17 LOC	1,000	1,000
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,425
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,449
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,200
Huntingdon County PA General Authority
Revenue	5.000%	5/1/46	7,465	7,968
Jim Thorpe PA Area School District GO	5.000%	3/15/27 (15)	300	344
Lackawanna County PA GO	5.000%	9/15/17 (Prere.)	1,975	2,021
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,820
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,314
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	986
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,374
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/42	7,825	8,664
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,389
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	4,759
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	2,908

Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	7,000	7,814
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	539
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,354
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,381
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,329
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	15,667
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	3,000	3,300
Lehigh County PA General Purpose Authority
Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46	3,485	3,455
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/27	550	639
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,065
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	18,000	17,999
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	5,885	6,014
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,818
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,750
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,901
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,215
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,090
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.375%	7/1/23	565	609
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.500%	7/1/28	35	38
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,308
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,572
Middletown PA School District GO	5.000%	3/1/29	1,660	1,843
Middletown PA School District GO	5.000%	3/1/30	2,865	3,174
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,486
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/41	3,660	3,913
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,668
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,426
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	11,770

Montgomery County PA GO	4.000%	4/1/29	3,080	3,301
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19 (Prere.)	5,000	5,436
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/19 (Prere.)	13,545	14,765
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	14,705	16,080
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,798
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,079
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,251
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,336
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,356
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,115
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,102
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	12,000	12,635
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,282
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,163
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,397
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	11,927
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	18,500	19,512
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,480
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,419
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30	775	838
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	3,730	3,898

Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/20 (Prere.)	10,000	11,381
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,751
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,850	1,775
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,750	4,461
Montour PA School District GO	5.000%	4/1/40 (4)	3,170	3,498
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	1,000	1,024
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	3,571
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,718
Northampton County PA General Purpose
Authority College Revenue (Moravian
College)	5.000%	10/1/40	1,125	1,205
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	45	48
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	5,100	5,438
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/28	3,975	4,546
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	2,000	2,263
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	10,000	10,789
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,564
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.650%	3/7/17	1,000	1,000
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/34	7,535	7,811
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/35	4,090	4,223
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,798
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,012

Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,246
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,363
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/31	1,140	1,253
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	3,640	3,834
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/37	3,000	3,221
Owen J. Roberts Pennsylvania School District
GO	5.000%	5/15/27	500	578
Owen J. Roberts Pennsylvania School District
GO	5.000%	5/15/28	500	575
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/29	1,200	1,270
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/30	1,900	1,999
Palmer Township PA GO	4.000%	5/15/29	1,435	1,522
Palmer Township PA GO	4.000%	5/15/30	1,495	1,575
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	8,085	8,950
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,266
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	2,217
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,459
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	2,614
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	2,185
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,162
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/28	3,000	3,428
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,608
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	11,153
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32	2,500	2,556
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,561
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/35	4,000	4,028

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/40	6,000	6,000
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/41	8,500	8,500
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	4,881
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,466
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45	4,000	3,980
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	0.720%	3/7/17	3,610	3,610
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	0.740%	3/7/17	1,670	1,670
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,454
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,937
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,683
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,409
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	11,028
Pennsylvania GO	5.000%	8/1/17	10,000	10,185
Pennsylvania GO	5.000%	7/1/20	7,300	8,127
Pennsylvania GO	5.000%	11/15/20	8,740	9,750
Pennsylvania GO	5.375%	7/1/21	16,000	18,422
Pennsylvania GO	5.000%	7/1/22	10,000	11,466
Pennsylvania GO	4.000%	7/1/23	4,000	4,382
Pennsylvania GO	5.000%	1/15/24	5,000	5,770
Pennsylvania GO	5.000%	8/15/24	5,000	5,806
Pennsylvania GO	5.000%	11/15/24	10,000	11,357
Pennsylvania GO	5.000%	1/15/25	10,000	11,597
Pennsylvania GO	5.000%	6/1/25	10,000	11,352
Pennsylvania GO	5.000%	11/15/25	10,000	11,338
Pennsylvania GO	5.000%	2/1/26	16,355	19,058
Pennsylvania GO	5.000%	6/1/26	10,000	11,309
Pennsylvania GO	5.000%	11/15/26	6,705	7,589
Pennsylvania GO	5.000%	6/1/27	10,000	11,253
Pennsylvania GO	5.000%	9/15/27	20,000	23,336
Pennsylvania GO	5.000%	9/15/27	15,000	17,502
Pennsylvania GO	5.000%	1/15/28	2,500	2,931
Pennsylvania GO	5.000%	3/15/28	18,550	21,111
Pennsylvania GO	5.000%	4/1/28	10,000	11,263
Pennsylvania GO	5.000%	6/1/28	5,000	5,598
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	10,701
Pennsylvania GO	5.000%	9/15/28	10,350	12,018
Pennsylvania GO	4.000%	10/15/28	10,000	10,654
Pennsylvania GO	4.000%	4/1/29	10,000	10,561

Pennsylvania GO	4.000%	8/15/29 (4)	6,290	6,691
Pennsylvania GO	5.000%	11/15/29	5,000	5,628
Pennsylvania GO	4.000%	4/1/30	10,000	10,490
Pennsylvania GO	4.000%	6/15/30	10,000	10,398
Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,073
Pennsylvania GO	5.000%	10/15/30	6,650	7,491
Pennsylvania GO	4.000%	2/1/31	17,875	18,596
Pennsylvania GO	5.000%	10/15/31	14,955	16,789
Pennsylvania GO	4.000%	2/1/32	18,870	19,543
Pennsylvania GO	5.000%	6/1/32	8,115	8,924
Pennsylvania GO	5.000%	8/1/32	4,000	4,434
Pennsylvania GO	5.000%	8/15/32	8,000	8,972
Pennsylvania GO	5.000%	10/15/32	15,000	16,762
Pennsylvania GO	4.000%	2/1/33	5,585	5,758
Pennsylvania GO	5.000%	8/1/33	4,000	4,416
Pennsylvania GO	4.000%	9/15/34	12,500	12,819
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	3,330	3,434
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	2,310	2,369
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	618
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,292
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,257
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	512
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	11/1/17 (Prere.)	9,600	9,873
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,636
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,416
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,351
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,212
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,750	1,981
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,112
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	3,320	3,741
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/34	3,000	3,360
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	2,600	2,904
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.570%	3/1/17 LOC	1,500	1,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,010

Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	537
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,455
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,719
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,014
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,798
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,935
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,045
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,089
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,376
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,173
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,284
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,357
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,135
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,107
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,457
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,103
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,074
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,379
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,381
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	9,920	10,864
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,536
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,190
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/20 (Prere.)	1,000	1,112
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,448
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	7,000	7,712

Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,003
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	19,546
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,008
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/28	4,000	4,401
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/28	4,015	4,747
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/31	4,000	4,280
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/34	2,200	2,301
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/35	2,275	2,385
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/36	1,400	1,463
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	8/15/46	5,000	5,721
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/21 (Prere.)	4,000	4,749
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/27	1,000	1,167
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/29	500	572
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,370
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	848
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,248
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,192
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,320
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	2,999

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/35	2,420	2,684
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	12,081
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/41	6,000	6,066
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	16,260	17,615
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/36	7,265	7,960
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,159
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University PropertiesInc.)	6.000%	7/1/21	2,125	2,345
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University PropertiesInc.)	5.000%	7/1/31	4,000	4,186
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University PropertiesInc.)	5.000%	7/1/42	2,500	2,577
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,205	1,260
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,503
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,463
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.100%	10/1/36	5,000	4,739
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,345
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/36	8,500	8,526
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,531
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	2,000	2,019
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/41	4,000	3,607
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.100%	10/1/45	3,845	3,884
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	1,370	1,379
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/46	2,915	3,058
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24	2,000	2,211
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25	1,610	1,774

Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/32	2,750	3,100
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33	2,000	2,243
Pennsylvania State University Revenue	5.000%	9/1/27	2,205	2,616
Pennsylvania State University Revenue	5.000%	9/1/27	4,810	5,706
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,368
Pennsylvania State University Revenue	5.000%	9/1/29	4,565	5,339
Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,282
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,042
Pennsylvania State University Revenue	5.000%	9/1/33	5,000	5,822
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	2,875
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,282
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	4,390	4,896
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,404
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	2,947
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/41	7,000	7,749
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	5,961
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	4,015	4,607
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/29	3,040	3,464
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/30	5,970	6,774
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	948
2 Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	21,595	23,057
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	1,355	1,474
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	13,025	14,243
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	13,000	14,361
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	2,500	2,931
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	3,000	3,572
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	10,000	10,957
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,626
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,000	7,975
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,238
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	3,565	4,094
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	9,410
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	2,965
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,757
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,127
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	2,928
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,525	10,660
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	7,835
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,133
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	5,975
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,306
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,214
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	10,861
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	2,889

Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	10,000	9,937
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,205
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,032
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	4,935
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	10,000	10,928
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	9,650	10,408
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,278
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	8,842
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,565
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,093
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	8,645	9,226
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	18,500	20,068
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	16,040	17,205
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,188
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,226
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	7,898
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,166
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	5,400	5,880
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	20	22
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	6,467
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	15,135	16,353
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,288
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42	2,950	3,371
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	5,858
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,547
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	7,529
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	2,923
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	10,000	10,770
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,164
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	16,000	17,578
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	4,095	4,423
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46	7,000	7,981
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.890%	3/7/17	13,820	13,820
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,438
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,464
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,310
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,515
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,375
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,599
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	960	1,091
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/28	3,885	4,394
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/31	1,130	1,264
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,500	1,733
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	4,019

Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/33	8,075	9,104
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,298
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,265
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/44	10,900	11,052
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,425	2,672
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/36	5,000	5,491
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	16,135	17,497
Philadelphia PA Gas Works Revenue	5.000%	8/1/17 (ETM)	25	25
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	60	62
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,475	1,512
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	3,000	3,076
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (2)	25	26
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (4)	5	5
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	77
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	17
Philadelphia PA Gas Works Revenue	5.000%	8/1/20 (Prere.)	25	28
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	55	62
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	40	45
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	4,000	4,628
Philadelphia PA Gas Works Revenue	5.000%	10/1/27	4,055	4,665
Philadelphia PA Gas Works Revenue	5.000%	10/1/27 (2)	275	281
Philadelphia PA Gas Works Revenue	5.000%	10/1/28 (2)	15	15
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	2,000	2,237
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,228
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	3,050	3,437
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	1,941
Philadelphia PA Gas Works Revenue	5.000%	10/1/31	1,000	1,122
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,206
Philadelphia PA Gas Works Revenue	5.000%	10/1/33	2,500	2,775
Philadelphia PA Gas Works Revenue	5.000%	10/1/34	1,435	1,586
Philadelphia PA Gas Works Revenue	4.000%	10/1/37	1,120	1,106
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	90	99
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	65	71
Philadelphia PA GO	6.500%	8/1/20 (Prere.)	3,785	4,450
Philadelphia PA GO	5.000%	8/1/28	4,000	4,523
Philadelphia PA GO	5.000%	8/1/30	4,000	4,479
Philadelphia PA GO	5.000%	8/1/30 (4)	4,000	4,599
Philadelphia PA GO	5.000%	8/1/32	3,000	3,365
Philadelphia PA GO	5.250%	7/15/33	3,585	4,043
Philadelphia PA GO	6.000%	8/1/36	7,430	8,453
Philadelphia PA GO	5.000%	8/1/41	3,000	3,313
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	23,317

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	4.500%	7/1/37	410	412
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,731
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.560%	3/1/17	10,700	10,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,015
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	640	642
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	2,850	3,042
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,532
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,325
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,264
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,369
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	22
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	22
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
2 Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	19,645	21,131
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	317
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,086
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,028
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,556
Philadelphia PA School District GO	5.000%	9/1/27 (15)	5,000	5,670
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,644
Philadelphia PA School District GO	5.000%	9/1/28	5,000	5,557
Philadelphia PA School District GO	5.000%	9/1/29	5,000	5,514
Philadelphia PA School District GO	5.000%	9/1/29	2,665	2,884
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,148
Philadelphia PA School District GO	5.000%	9/1/35	2,500	2,680
Philadelphia PA School District GO	5.000%	9/1/36	2,000	2,137
Philadelphia PA School District GO	5.000%	9/1/37	2,000	2,132
Philadelphia PA School District GO	5.000%	9/1/38	2,000	2,131
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	983
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/28	2,000	2,401
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/30	4,000	4,552
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/31	6,210	6,502
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/32	5,000	5,635
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/32	6,440	6,690
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,000	6,163
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,647
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,528
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	10,000	11,079
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,647
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,930

Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	9,924
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	4,375	4,841
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	19,600	21,662
Philadelphia PA Water & Waste Water Revenue
VRDO	0.630%	3/7/17 LOC	3,210	3,210
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,369
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,739
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,281
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,120
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	7,699
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	6,530
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,651
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,610
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,433
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,006
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/41	6,275	6,824
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/45	11,155	12,064
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,118
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/17 (Prere.)	4,075	4,192
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/37	2,500	2,722
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,765	2,006
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,865	2,102
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,496
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,314
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,386
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,868
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (ETM)	2,055	2,129
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,642
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,195

Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	8,560	8,967
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,165
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,699
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,247
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,728
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,718
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,499
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,432
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	1,505	1,634
State College PA Area School District GO	5.000%	3/15/34	2,000	2,252
State College PA Area School District GO	5.000%	3/15/40	3,000	3,331
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,227
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,374
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,035	1,173
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,699
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,138
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,005
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,350
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,663
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,373
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/28	11,385	12,542
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/30 (4)	16,480	18,280
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	3,655	4,010

State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	3,155	3,445
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/34	6,000	6,396
State Public School Building Authority
Pennsylvania School Revenue (Chester
Upland School District Project)	5.250%	9/15/30	3,545	3,906
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	4,748
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/29	400	470
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	1,020	1,195
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/32	1,000	1,148
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,000	2,245
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,245
Unionville-Chadds Ford PA School District GO	5.000%	6/1/30	1,575	1,870
Unionville-Chadds Ford PA School District GO	4.000%	6/1/31	1,500	1,618
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	14,000	15,456
Upper Merion PA Area School District GO	5.000%	1/15/34	650	732
Upper Merion PA Area School District GO	5.000%	1/15/36	1,000	1,120
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.570%	3/1/17 LOC	535	535
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/26	655	745
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	5.625%	1/1/32	5,600	6,352
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,112
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,800
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,621
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,840
West View PA Municipal Authority Water
Revenue	5.000%	11/15/33	1,500	1,711
West View PA Municipal Authority Water
Revenue	5.000%	11/15/34	1,500	1,704
West York PA Area School District GO	5.000%	4/1/33	4,245	4,667
1 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	3,000	3,047

Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,599
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	660	672
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/28 (15)	2,000	2,294
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	10,517
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,895	8,675
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	2,750	3,037
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	0.790%	3/7/17	5,665	5,665
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	0.790%	3/7/17	3,685	3,685
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,233
Wilkes-Barre PA Area School District GO	5.000%	8/1/27 (15)	1,240	1,415
Wilkes-Barre PA Area School District GO	5.000%	8/1/28 (15)	1,540	1,745
Wilkes-Barre PA Area School District GO	5.000%	8/1/29 (15)	1,860	2,093
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,603
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,726
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,105
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,501
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,456
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/17 (Prere.)	1,315	1,315
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	885	885
York County PA GO	5.000%	6/1/31	2,180	2,512
York County PA GO	5.000%	6/1/38	5,000	5,621
				3,424,157
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,071
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,095
				6,166
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12
Total Tax-Exempt Municipal Bonds (Cost $3,341,173)				3,430,335
Other Assets and Liabilities-Net (-0.7%)				(25,399)
Net Assets (100%)				3,404,936

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $91,807,000, representing 2.7% of net assets.
2 Securities with a value of $1,608,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2017.

Pennsylvania Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security. BAN - Bond Anticipation Note. COP - Certificate of Participation. CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note. GO - General Obligation Bond. PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note. TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note. VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred. (ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation). (17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,430,335	—
Futures Contracts—Assets[1]	40	—	—
Futures Contracts—Liabilities[1]	(23)	—	—
Total	17	3,430,335	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
2-Year U.S. Treasury Note	June 2017	350	75,742	(13)
5-Year U.S. Treasury Note	June 2017	(378)	(44,492)	6
Ultra 10-Year U.S. Treasury Note	June 2017	(113)	(15,135)	(3)
30-Year U.S. Treasury Bond	June 2017	47	7,128	(1)
Ultra Long U.S. Treasury Bond	June 2017	(36)	(5,824)	(77)
				(88)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2017, the cost of investment securities for tax purposes was $3,342,947,000. Net unrealized appreciation of investment securities for tax purposes was $87,388,000, consisting of unrealized gains of $120,951,000 on securities that had risen in value since their purchase and $33,563,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:		/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
By:		/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	April 17, 2017
VANGUARD PENNSYLVANIA TAX-FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	April 17, 2017

* By:/s/ ANNE E. ROBINSON

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.